Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 376,101	$ 314,747	$ 184,494	$ 204,065
Total contractual cash flows	$ 700,877	453,590
Average remaining lease term	13 years 9 months 18 days
Within 1 year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 54,303	39,677
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	106,015	152,386
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	99,573	44,294
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 440,986	$ 217,233